Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for credit losses and others	$ 170,398	$ 333,775
Deferred revenue	532,651	530,412
Sales refund liability	49,598	56,106
Deferred expenses	23,682	26,357
Net operating loss	280,745	89,585
Deferred tax assets:	1,057,074	1,036,235
Valuation allowance:	(50,869)	(81,231)
Deferred tax assets, net	$ 1,006,205	$ 955,004